Summary of Significant Accounting Policies (Share-based Compensation Expense) (Details) - Stock Options [Member] - $ / shares		12 Months Ended
	Apr. 17, 2020	Dec. 31, 2023
Changyou 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted		5,884,464
Changyou 2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted		2,136,040
Sohu (excluding Fox Video) [Member] | Sohu 2010 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Sohu (excluding Fox Video) [Member] | Sohu 2010 Stock Incentive Plan [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted		8,020,504
Changyou [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fixed price of share	$ 5.39	$ 5.39
Consideration Per Share	5.4
Exercise prices of option granted	0.01
Accrued fixed price, final	5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consideration Per Share	5.4
Exercise prices of option granted	0.01
Accrued fixed price, final	5.39
Accrued fixed price, initial	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	5.39
Accrued fixed price, initial	5.39
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	5.39
Accrued fixed price, initial	$ 5.39